Supplement dated February 20, 2024, to the Prospectus dated July 2, 2012, for

Advantage Gold Variable Annuity

issued by Protective Life Insurance Company

United Investors Advantage Gold Variable Account

Supplement dated February 20, 2024, to the Prospectus dated July 2, 2012, for

Advantage I Variable Life Insurance

issued by Protective Life Insurance Company

United Investors Life Variable Account

Supplement dated February 20, 2024, to the Prospectus dated May 1, 2016, for

Advantage Plus Variable Life Insurance

issued by Protective Life Insurance Company

United Investors Universal Life Variable Account

Supplement dated February 20, 2024, to the Prospectus dated May 1, 2017, for

Advantage II Variable Annuity

issued by Protective Life Insurance Company

United Investors Annuity Variable Account

This Supplement amends certain information contained in your variable annuity or variable life insurance policy (“Policy”) prospectus (the “Prospectus”). Please read this Supplement carefully and keep it with your Prospectus for future reference.

In supplements dated January 17, 2024, to the prospectuses, summary prospectuses and Statement of Additional Information for the Delaware Funds by Macquarie®, investors in the variable insurance product funds were informed of changes to the names of the funds and names of the share classes. These changes will be effective upon the date of each fund’s 2024 prospectus.

The names of the following Portfolios if available under your Policy will be changed as set forth below. With respect to your Prospectus, on May 1, 2024, all references to the Current Portfolio Names are replaced with the New Portfolio Names.

CURRENT PORTFOLIO NAME	NEW PORTFOLIO NAME
Delaware Ivy VIP Asset Strategy Portfolio	Macquarie VIP Asset Strategy Series
Delaware Ivy VIP Balanced Portfolio	Macquarie VIP Balanced Series
Delaware Ivy VIP Core Equity Portfolio	Macquarie VIP Core Equity Series
Delaware Ivy VIP Corporate Bond Portfolio	Macquarie VIP Corporate Bond Series
Delaware Ivy VIP Global Growth Portfolio	Macquarie VIP Global Growth Series
Delaware Ivy VIP Growth Portfolio	Macquarie VIP Growth Series
Delaware Ivy VIP High Income Portfolio	Macquarie VIP High Income Series
Delaware Ivy VIP Limited Term Bond Portfolio	Macquarie VIP Limited Term Bond Series
Delaware Ivy VIP Science and Technology Portfolio	Macquarie VIP Science and Technology Series
Delaware Ivy VIP Small Cap Growth Portfolio	Macquarie VIP Small Cap Growth Series

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If you have any questions regarding this Supplement please contact your investment professional or us by calling toll free at 1-800-456-6330. You may also obtain fund prospectuses online at www.protective.com/productprospectus by selecting your Policy then “Investment Options.” Please keep this Supplement for future reference.